February 25, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard International Equity Index Funds (the Trust) File No. 33-32548

Commissioners:

Enclosed is the 65th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, affecting all share classes of each series of the Trust. This Amendment follows a 485(a) filing we made on December 23, 2009 to implement the changes required by the new Form N-1A. The purposes of this Amendment are to 1) address comments of the Commission’s Staff regarding the prior Amendment, and 2) make a number of non-material editorial changes.

This Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of February 26, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2627

Sincerely,

Tara R. Buckely
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission